Ivy Funds

Supplement dated May 21, 2018 to the

Ivy Funds Statement of Additional Information

dated January 31, 2018

as supplemented February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018 and May 15, 2018

Effective May 31, 2018, Sarah Hargreaves of Pictet UK will no longer serve as a co-portfolio manager of Ivy Pictet Targeted Return Bond Fund. Accordingly, all references and information related to Ms. Hargreaves are deleted in their entirety on such date.

Effective immediately, the following is inserted immediately preceding the “Portfolio Managers — Portfolio Managers employed by IICO — Conflicts of Interest” section beginning on page 97:

The following table provides information relating to the portfolio manager of Ivy Apollo Multi-Asset Income Fund as of March 31, 2018:

Christopher J. Parker — Ivy Apollo Multi-Asset Income Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$498.6	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Parker assumed co-investment management responsibilities for Ivy Apollo Multi-Asset Income Fund effective April 2018.

Effective immediately, the following is inserted immediately following the first table in the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on page 98:

As of March 31, 2018, the dollar range of shares beneficially owned by the portfolio manager noted below was:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Christopher J. Parker	Ivy Apollo Multi-Asset Income Fund[1]	$0	N/A	$100,001 to $500,000

[1]	Mr. Parker assumed co-investment management responsibilities for Ivy Apollo Multi-Asset Income Fund effective April 2018.

Effective immediately, the following is inserted immediately following the deferred accounts table in the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on page 98:

As of March 31, 2018, the dollar range of shares deemed owned by the portfolio manager noted below was:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Christopher J. Parker	Ivy Apollo Multi-Asset Income Fund[2]	$0	$100,001 to $500,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Mr. Parker assumed co-investment management responsibilities for Ivy Apollo Multi-Asset Income Fund effective April 2018.

Supplement	Statement of Additional Information	1